Fair Value Measurements (Schedule Of Changes In The Fair Value Of Financial Assets And Liabilities Classified As Level 3 In The Fair Value Hierarchy) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fuel Oils [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3		$ 30
Included in regulatory assets/liabilities	(1)		19
Total realized and unrealized gains (losses)	(1)		19
Purchases	7		4
Sales	(3)		(1)
Settlements	(2)		30
Transfers into Level 3	1
Transfers out of Level 3			(19)
Ending balance	5		3
Change in unrealized gains (losses) related to assets/liabilities still held	(1)		(11)
Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(174)		(148)
Included in regulatory assets/liabilities	(27)		(115)
Total realized and unrealized gains (losses)	(27)		(115)
Purchases			1
Sales			(1)
Settlements	16		89
Transfers out of Level 3	185
Ending balance	0		(174)
Change in unrealized gains (losses) related to assets/liabilities still held	0		(78)
Power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	81		19
Included in regulatory assets/liabilities	(175)		55
Total realized and unrealized gains (losses)	(175)		55
Purchases	21		30
Sales	(1)		(1)
Settlements	(22)		22
Transfers into Level 3			(1)
Transfers out of Level 3	(4)		1
Ending balance	(100)		81
Change in unrealized gains (losses) related to assets/liabilities still held	(175)	[1]	(25)
Derivative, term of contract	20 years
Uranium [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1)		2
Included in regulatory assets/liabilities	(2)		(3)
Total realized and unrealized gains (losses)	(2)		(3)
Purchases			(1)
Settlements	1		1
Ending balance	(2)		(1)
Change in unrealized gains (losses) related to assets/liabilities still held	$ (1)		$ 0

[1]	The change in unrealized losses was due to decreases in long-term power prices applied to 20-year Ameren Illinois swap contracts, which expire in May 2032.